Impairment testing of acquired development programs not yet available for use (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Carrying Amount of Acquired Development Programs
The carrying amount of acquired development programs is as follows:

	As at December 31, 2019
	Navicixizumab (navi)	BPS-804 (setrusumab)	MPH-966 (alvelestat)	BGS-649 (leflutrozole)	BCT-197 (acumapimod)	Total
Acquired development programs	12,522	11,616	6,121	9,886	4,311	44,456

	As at December 31, 2018
	BPS-804 (setrusumab)	MPH-966 (alvelestat)	BGS-649 (leflutrozole)	BCT-197 (acumapimod)	Total
Acquired development programs	11,616	6,819	9,886	4,311	32,632